Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Land and Property [1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total
At February 29, 2024
Owned assets
Cost	153,962	129,567	161,133	130,511	215,539	3,175,435	266,870	4,233,017
Accumulated depreciation	(31,245)	(95,097)	(119,796)	–	–	(2,143,185)	–	(2,389,323)
Carrying value	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694

Right-of-use assets
Cost	202,367	105,692	19,399	–	–	–	–	327,458
Accumulated depreciation	(89,275)	(29,797)	(19,286)	–	–	–	–	(138,358)
Carrying value	113,092	75,895	113	–	–	–	–	189,100

Total	235,809	110,365	41,450	130,511	215,539	1,032,250	266,870	2,032,794

At February 28, 2023
Owned assets
Cost	147,607	134,813	143,734	202,425	104,951	2,566,867	76,519	3,376,916
Accumulated depreciation	(26,422)	(105,337)	(79,563)	–	–	(1,691,206)	–	(1,902,528)
Carrying value	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Cost	172,155	53,083	21,170	–	–	–	–	246,408
Accumulated depreciation	(88,208)	(19,928)	(20,846)	–	–	–	–	(128,982)
Carrying value	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814

Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment
	Land and Property [1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total

At February 29, 2024
Beginning balance	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388
Acquisition of subsidiary	–	512	33	–	–	–	–	545
Additions	8,823	14,672	13,123	153,425	208,683	287,277	190,351	876,354
Transfer	–	–	–	(225,339)	(101,722)	327,061	–	–
Disposals	–	(251)	(2,147)	–	–	(3,544)	–	(5,942)
Depreciation	(7,557)	(10,977)	(35,441)	–	–	(475,536)	–	(529,511)
Translation adjustments	266	1,038	1,598	–	3,627	21,331	–	27,860
Ending balance	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694

Right-of-use assets
Beginning balance	83,947	33,155	324	–	–	–	–	117,426
Additions	90,523	64,529	1,033	–	–	–	–	156,085
Disposals	(21,499)	(8,092)	–	–	–	–	–	(29,591)
Depreciation	(43,622)	(14,282)	(1,245)	–	–	–	–	(59,149)
Translation adjustments	3,743	585	1	–	–	–	–	4,329
Ending balance	113,092	75,895	113	–	–	–	–	189,100

Total	235,809	110,365	41,450	130,511	215,539	1,032,250	266,870	2,032,794

Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total
At February 28, 2023
Owned assets
Beginning balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Additions	9,057	7,513	33,191	142,586	111,661	203,295	72,353	579,656
Transfer	-	-	-	(78,566)	(189,160)	267,726	–	–
Disposals	(3,230)	(2,033)	(282)	–	–	(2,890)	–	(8,435)
Depreciation	(5,425)	(8,957)	(25,152)	–	–	(404,577)	–	(444,111)
Translation adjustments	768	1,509	7,047	–	8,579	40,983	–	58,886
Ending balance	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Beginning balance	64,388	32,508	5,371	–	–	–	–	102,267
Additions	48,978	9,959	635	–	–	–	–	59,572
Disposals	(698)	(187)	(2)	–	–	–	–	(887)
Depreciation	(34,450)	(9,517)	(5,710)	–	–	–	–	(49,677)
Translation adjustments	5,729	392	30	–	–	–	–	6,151
Ending balance	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814
[1]

Certain freehold land and building of the Group with a carrying amount of ZAR 376.9 million (February 28, 2023: ZAR 186.5 million) were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.

The carrying amount of the property under construction at February 29, 2024 was ZAR 376.9 million (February 28, 2023: ZAR 186.5 million). The amount of borrowing costs capitalized during the year ended February 29, 2024 was ZAR 5.3 million (February 28, 2023: ZAR 4.6 million). The rate used to determine the amount of borrowing costs eligible for capitalization was prime rate plus 1.15% for the financial year ended February 29, 2024 and February 28, 2023, which is the effective interest rate (“EIR”) of the specific borrowings.